Foreign Exchange Gain and Other Income (Tables)	6 Months Ended
Jun. 30, 2026
Foreign Exchange Gain and Other Income
Schedule of foreign exchange gain and other income

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Gain on derivative financial instruments(1)	$4.1	$5.7	$15.1	$5.6
Foreign exchange gain (loss)	2.8	(1.4)	4.3	4.4
Other income (expenses)	0.2	(0.2)	0.1	(0.2)
	$7.1	$4.1	$19.5	$9.8
1.	The gain on derivative instruments includes the mark-to-market of financial instruments that are designated at FVTPL. The instruments include warrants and other derivative instruments the Company holds.